Related Parties-Transactions and Balances - Schedule of Balances with Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Related party transactions [abstract]
Payables and accrued expenses - for salary and related expenses	$ 409	$ 319
Severance pay obligations	88	69
Provision for vacation	$ 97	$ 65